Taxation	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Taxation

4.     Taxation

The Group generated tax losses during the six-month periods ended June 30, 2023 and 2022. The current tax expense booked for the six-month period ended June 30, 2023 is €0.16 million (2022: €0.03 million). The Group recognised a deferred tax expense of €nil for each period.

During the six-month periods ended June 30, 2023 and 2022, the Group’s Portuguese operations were subject to a statutory tax rate of 21%. In Ireland, the headline corporate income tax rate for trading companies is 12.5%, with a rate of 25% applicable to other non-trading sources.

As of June 30, 2023 and December 31, 2022, the Group had unrecognised deferred tax assets of €5.6 million and €5.6 million respectively, mostly relating to tax losses incurred. No deferred tax assets have been recognized due to the uncertainty of the Group’s ability to generate taxable profits in the foreseeable future. The current assessment regarding the usability of deferred tax assets may change, depending on the Group’s taxable income in future years.